[LETTERHEAD OF CLIFFORD CHANCE US LLP]

August 12, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund Trust (the “Fund”)
Securities Act File No. 2-89729
Post-Effective Amendment No. 87
Investment Company Act File No. 811-03908
Amendment No. 90

Dear Sir or Madam:

Attached herewith for filing is Post-Effective Amendment No. 87 to the Fund’s Registration Statement on Form N-1A relating to the shares of common stock of the Advisory V portfolio that we anticipate going effective on August 12, 2008. In connection with the filing of Post-Effective Amendment No. 87 to this Fund’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 87 filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Debra Rubano of Morgan Stanley at (212) 296-6993.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss